Supplement to the
Fidelity® Advisor Municipal Income Fund
Institutional Class
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the fund.

HIMI-10-02  October 1, 2010
1.756206.118

Supplement to the
Fidelity® Advisor Municipal Income Fund
Class A, Class T, Class B, and Class C
December 30, 2009
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the fund.

HIM-10-03  October 1, 2010
1.756207.127

Supplement to the

Fidelity® Advisor Municipal Income Fund

Class A (FAMUX), Class T (FAHIX), Class B (FAIBX), Class C (FAMCX), and Institutional Class (FMPIX)

A Fund of Fidelity Advisor Series II

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the fund.

HIM/HIMIB-10-02  October 1, 2010
1.872066.105

Supplement to the

Fidelity® Advisor Strategic Income Fund

A Fund of Fidelity Advisor Series II

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

SI/SIIB-10-01  October 1, 2010
1.869855.107